Derivative Financial Instruments - Summary of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting (Details) - Cash flow hedges - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Beginning Balance	£ 133	£ 649
Effective portion of changes in fair value:	436	(875)
Income statement transfers:	(2,130)	359
Ending Balance	(1,561)	133
Interest rate risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(1,150)	(306)
Income statement transfers:	96	(70)
Foreign currency risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	1,602	(54)
Income statement transfers:	(1,691)	158
Equity risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	2	(1)
Income statement transfers:	(2)	(2)
Interest rate/FX risk
Disclosure of detailed information about hedges
Effective portion of changes in fair value:	(18)	(514)
Income statement transfers:	£ (533)	£ 273